SHARE REPURCHASE	12 Months Ended
Dec. 31, 2012
SHARE REPURCHASE [Abstract]
SHARE REPURCHASE

17. SHARE REPURCHASE

Treasury stock represents of share repurchased by the Company that are no longer outstanding and are held by the Company. Treasury stock is accounted for under the cost method.

On June 17, 2011, the Company's Board of Directors, or the Board of Directors, authorized a share repurchase program under which the Company may repurchase up to $100 million worth of its ADSs pursuant to a Rule 10b5-1 repurchase plan. The repurchase program does not obligate the Company to repurchase a minimum number of shares, and the program may be suspended or canceled without prior notice. During the year ended December 31, 2011, the Company repurchased an aggregate of 2,605,571 ADSs under this repurchase plan, representing 7,816,713 ordinary shares, on the open market for total cash consideration of $35,711,684. These shares were cancelled in January 2012.

On December 16, 2011, the Board of Directors authorized another share repurchase program under which the Company may repurchase up to $50 million worth of its ADSs pursuant to a Rule 10b5-1 repurchase plan. For the years ended December 31, 2011 and 2012, the Company repurchased an aggregate of 209,428 ADSs under this repurchase plan, representing 628,284 ordinary shares, and of 1,513,829 ADSs, representing 4,541,487 ordinary shares, respectively, on the open market for total cash consideration of $4,394,648 and $31,005,333, respectively.

As at December 31, 2011 and 2012, the repurchased 8.4 million and 4.5 million shares were presented as "treasury stock" on the balance sheet.